UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

             Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

1-855-226-3863

Date of fiscal year end:

9/30

Date of reporting period:   12/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013
Shares		Value

	COMMON STOCKS - 42.5%
	AUTO MANUFACTURERS - 2.4%
53,100	Ford Motor Co. (a)	$ 819,333

	BUILDING MATERIALS - 0.7%
21,680	Cemex SAB de CV (ADR) *	256,474

	COAL - 1.3%
15,000	Arch Coal, Inc. (a) (b)	66,750
20,000	Peabody Energy Corp.	390,600
		457,350
	COMMERCIAL SERVICES - 4.9%
20,000	Apollo Group, Inc. - Class A *	546,400
10,000	Iron Mountain, Inc. (a)	303,500
49,800	Western Union Co.	859,050
		1,708,950
	COMPUTERS - 4.0%
2,500	Apple, Inc. (a)	1,402,775

	ELECTRICS - 2.2%
27,500	Exelon Corp.	753,225

	ENTERTAINMENT- 1.1%
20,000	Regal Entertainment Group - Class A	389,000

	HEALTHCARE-PRODUCTS - 1.1%
1,000	Intuitive Surgical, Inc. (a)*	384,080

	INSURANCE - 2.2%
55,000	ING Groep NV (ADR) (a)*	770,550

	INVESTMENT COMPANIES - 2.7%
50,000	Apollo Investment Corp.	424,000
10,000	Ares Capital Corp.	177,700
30,000	Prospect Capital Corp.	336,600
		938,300
	IRON/STEEL - 0.4%
10,000	Vale SA (a)	152,500

	MACHINERY - 0.6%
2,500	Caterpillar, Inc. (a)	227,025

	MINING - 0.9%
5,000	BHP Billiton PLC	310,600

	OIL & GAS - 7.1%
6,000	Apache Corp. (a)	515,640
1,000	Cimarex Energy Co.	104,910
10,500	Devon Energy Corp.	649,635
5,000	Ensco PLC (a)	285,900
20,000	Hugoton Royalty Trust	150,000
50,000	Penn West Petroleum, Ltd.	418,000
5,000	Petroleo Brasileiro SA (ADR)	68,900
20,800	Whiting USA Trust II	273,936
		2,466,921
	PRIVATE EQUITY - 3.6%
80,000	American Capital Ltd. (a)*	1,251,200

	REAL ESTATE - 1.1%
20,000	St Joe Co. (The) (a)*	383,800

	RETAIL - 0.0%
134	Orchard Supply Hardware Stores Corp. - Class A (b) *	26

	SAVINGS & LOANS - 1.1%
25,000	People United Financial, Inc.	378,000

	SEMICONDUCTORS - 0.5%
3,000	Applied Materials, Inc.	53,070
2,000	First Solar, Inc. *	109,280
		162,350
	TELECOMMUNICATIONS - 3.8%
20,000	America Movil SAB de CV (a)	467,400
182,119	Frontier Communications Corp. (a) (b)	846,853
		1,314,253
	TRUCKING & LEASING - 0.8%
5,000	TAL International Group, Inc. (a)	286,750

	TOTAL COMMON STOCKS (Cost $13,774,142)	14,813,462

	EXCHANGE TRADED FUNDS (ETFs) - 19.8%
	DEBT FUNDS - 19.8%
10,000	First Trust High Yield Long/Short ETF	515,000
696,439	Lord Abbett Investment Trust - Short Duration Income Fund	3,168,797
40,000	Vanguard Short-Term Bond ETF	3,197,200
	(Cost $6,936,962)	6,880,997

	LIMITED PARTNERSHIPS - 5.4%
	PIPELINES - 4.2%
14,564	Energy Transfer Partners LP	833,789
12,500	NuStar Energy LP	637,375
		1,471,164
	PRIVATE EQUITY - 0.7%
7,200	Blackstone Group LP (The)	226,800

	REAL ESTATE - 0.5%
9,000	Brookfield Property Partners LP (b) *	179,460

	TOTAL LIMITED PARTNERSHIPS (Cost $1,584,628)	1,877,424

	PREFERRED STOCK - 9.0%
	BANKS - 1.0%
10,000	Goldman Sachs, 4.00%, Perpetual	183,900
8,451	Morgan Stanley, 4.00%, Perpetual	158,879
		342,779
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
1,500	SLM Corp., 1.94%, 3/15/2014	100,260

	INSURANCE - 0.8%
12,357	PartnerRe Ltd., 6.50%, Perpetual	279,886

	INVESTMENT COMPANIES - 1.1%
15,000	Ares Capital Corp., 7.75%, 10/15/2040	379,650

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.8%
11,100	American Capital Agency Corp., 8.00%, 4/5/2017	280,275
15,000	ARMOUR Residential REIT, Inc., 7.875%, 2/12/2018	302,400
10,000	CYS Investments, Inc., 7.75%, 8/3/2017	207,900
10,000	Inland Real Estate Corp., 8.125%, 10/6/2016	255,500
12,300	Invesco Mortgage Capital, Inc., 7.75%, 7/26/2017	264,081
18,396	NorthStar Realty Finance Corp., 8.25%, Perpetual	417,405
12,000	Vornado Realty Trust, 6.875%, 4/20/2016	288,720
		2,016,281
	RETAIL - 0.0%
134	Orchard Supply Hardware Stores Corp., 0.0%, Perpetual	1

	TOTAL PREFERRED STOCK (Cost - $3,356,132)	3,118,857

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 8.5%
10,000	American Capital Agency Corp.	192,900
30,000	American Capital Mortgage Investment Corp.	523,800
17,500	Annaly Capital Management, Inc.	174,475
29,378	Ares Commercial Real Estate Corp.	384,852
30,000	CYS Investments, Inc.	222,300
13,600	Government Properties Income Trust	337,960
20,000	NorthStar Realty Finance Corp.	269,000
10,000	One Liberty Properties, Inc.	201,300
20,302	Silver Bay Realty Trust Corp.	324,629
36,193	Two Harbors Investment Corp.	335,871
	(Cost - $3,220,719)	2,967,087

	SHORT-TERM INVESTMENTS - 15.5%
5,391,081	Fidelity Institutional Treasury Only Money Market Fund, Institutional Class ,0.0%**
	(Cost $5,391,081)	$ 5,391,081

	TOTAL INVESTMENTS IN LONG SECURITIES - 100.7% (Cost $34,263,665) (c)	$ 35,048,908
	TOTAL CALL OPTIONS WRITTEN - (0.7) % (Proceeds $220,325)	(231,970)
	TOTAL PUT OPTIONS WRITTEN - (0.6) % (Proceeds $559,249)	(228,208)
	OTHER ASSETS IN EXCESS OF LIABILITIES 0.6%	212,870
	TOTAL NET ASSETS - 100.0%	$ 34,801,600

Contracts***	SCHEDULE OF CALL OPTIONS WRITTEN - (0.7)% *
100	America Movil
	Expiration February 2014, Exercise Price $23.00	11,300
200	American Capital Ltd.
	Expiration February 2014, Exercise Price $15.00	18,800
60	Apache Corp.
	Expiration January 2014, Exercise Price $92.50	420
10	Apple, Inc.
	Expiration February 2014, Exercise Price $540.00	35,450
150	Arch Coal Inc.
	Expiration January 2014, Exercise Price $10.00	150
50	Bob Evans Farms, Inc.
	Expiration March 2014, Exercise Price $50.00	15,000
25	Caterpillar, Inc.
	Expiration March 2014, Exercise Price $92.50	5,550
50	Ensco International PLC
	Expiration January 2014, Exercise Price $60.00	1,500
200	Ford Motor Company
	Expiration Janaury 2014, Exercise Price $17.00	400
1,000	Frontier Communications
	Expiration February 2014, Exercise Price $5.00	4,000
550	ING Groep NV
	Expiration January 2014, Exercise Price $13.00	57,750
10	Intuitive Surgical, Inc.
	Expiration January 2014, Exercise Price $390.00	4,900
100	Iron Mountain, Inc.
	Expiration January 2014, Exercise Price $27.50	34,000
50	TAL Internal Group, Inc.
	Expiration January 2014, Exercise Price $52.50	25,750
100	The St. Joe Company
	Expiration March 2014, Exercise Price $20.00	7,000
100	Vale SA
	Expiration March 2014, Exercise Price $15.00	10,000
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $220,325)	231,970

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.6)% *
50	Alexandria Real Estate Equitie
	Expiration January 2014, Exercise Price $65.00	9,375
100	American Capital, Ltd.
	Expiration February 2014, Exercise Price $14.00	1,300
200	American Realty Capital
	Expiration March 2014, Exercise Price $12.50	11,000
5	Apple, Inc.
	Expiration February 2014, Exercise Price $500.00	2,590
5	Autozone, Inc.
	Expiration March 2014, Exercise Price $420.00	1,100
10	Autozone, Inc.
	Expiration January 2014, Exercise Price $420.00	190
100	Big Lots, Inc.
	Expiration January 2014, Exercise Price $35.00	28,500
25	Bob Evans Farms, Inc.
	Expiration March 2014, Exercise Price $45.00	2,063
25	Caterpillar, Inc.
	Expiration February 2014, Exercise Price $87.50	3,900
200	Cemex SA de C V
	Expiration January 2014, Exercise Price $10.00	700
50	China Mobile Games
	Expiration March 2014, Exercise Price $52.50	9,375
100	Cisco Systems, Inc.
	Expiration January 2014, Exercise Price $22.00	2,300
50	Compass Minerals International
	Expiration March 2014, Exercise Price $70.00	2,750
50	Deere& Company
	Expiration March 2014, Exercise Price $80.00	2,250
50	Devon Energy Corp. (New)
	Expiration January 2014, Exercise Price $60.00	2,100
50	Ensco International PLC
	Expiration March 2014, Exercise Price $55.00	8,900
50	Expedia, Inc.
	Expiration January 2014, Exercise Price $46.00	250
100	Expedia, Inc.
	Expiration January 2014, Exercise Price $47.00	500
50	Fastenal Company
	Expiration February 2014, Exercise Price $44.00	4,000
100	Fastenal Company
	Expiration January 2014, Exercise Price $44.50	3,600
200	Ford Motor Company
	Expiration January 2014, Exercise Price $17.00	32,400
200	Ford Motor Company
	Expiration March 2014, Exercise Price $16.00	21,800
100	Health Care REIT, Inc.
	Expiration March 2014, Exercise Price $52.50	19,400
100	HollyFrontier Corp.
	Expiration January 2014, Exercise Price $38.00	500
15	IBM Corp.
	Expiration January 2014, Exercise Price $180.00	690
50	Marathon Petroleum Corp.
	Expiration Januaryr 2014, Exercise Price $67.50	200
25	McDonalds Corporation
	Expiration January 2014, Exercise Price $92.50	275
200	Orange
	Expiration February 2014, Exercise Price $12.50	11,000
200	Orange
	Expiration May 2014, Exercise Price $12.50	18,000
25	Panera Bread Company
	Expiration January 2014, Exercise Price $150.00	350
25	Panera Bread Company
	Expiration January 2014, Exercise Price $170.00	2,125
50	Pepsico, Inc.
	Expiration January 2014, Exercise Price $77.50	400
100	Silver Wheaton Corp.
	Expiration March 2014, Exercise Price $19.00	9,400
50	TAL International Group, Inc.
	Expiration January 2014, Exercise Price $47.50	875
50	The Buckle, Inc.
	Expiration March 2014, Exercise Price $50.00	7,750
100	Two Harbors Investment Corp.
	Expiration February 2014, Exercise Price $9.00	1,700
100	Two Harbors Investment Corp.
	Expiration March 2014, Exercise Price $9.00	2,500
200	Two Harbors Investment Corp.
	Expiration January 2014, Exercise Price $9.00	1,600
100	Under Armour, Inc.
	Expiration January 2014, Exercise Price $40.00	500

	TOTAL PUT OPTIONS WRITTEN - (Proceeds $559,249)	$ 228,208

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on December 31, 2013.
***One contract is equivalent to 100 shares of common stock.
(a) All or a portion of the security is segregated as collateral for call options written.
(b) All or a portion of the security is out on loan at December 31, 2013. Total loaned securities had a market value of $629,053 at December 31, 2013.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $35,236,722, including short securities and options written, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 2,577,692
	Unrealized depreciation	(2,765,504)
	Net unrealized depreciation	$ (187,812)
ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2013

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.    Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.   GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock (a)	$ 14,813,462	$ -	$ -	$14,813,462
Exchange Traded Funds	6,880,997	-	-	6,880,997
Limited Partnerships	1,877,424			1,877,424
Preferred Stock	3,118,857	-	-	3,118,857
REITs	2,967,087	-	-	2,967,087
Short-Term Investments	5,391,081	-	-	5,391,081
Total	$ 35,048,908	$ -	$ -	$35,048,908

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ -	$ 231,970	$ -	$ 231,970
Put Options Written	-	228,208	-	228,208
Total	$ -	$ 460,178	$ -	$ 460,178
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
It is the Fund’s policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.
(a)All common stock held by the Fund are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

Option Risk – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of December 31, 2013, the amount of unrealized appreciation on option contracts subject to equity price risk amounted to $319,397.

Underlying Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Security Loans - The Fund has entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013 (Unaudited)
Shares			Market Value

TOTAL INVESTMENTS - 0.00%
	(Cost $0) (a)		$ -
	OTHER ASSETS AND LIABILITIES - 100.00%		20
	TOTAL NET ASSETS - 100.00%		$ 20

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ -
		Unrealized depreciation:	-
		Net unrealized appreciation/(depreciation):	$ -

Camelot Excalibur Small Cap Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2013 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ -	$ -	$ -	$ -
Money Market Funds	$ -	$ -	$ -	$ -
Total	$ -	$ -	$ -	$ -
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

2/21/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

2/21/2014

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

2/21/2014